Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Assets [Abstract]
Prepaid expenses		$ 159	$ 102
Other receivable		65	5
Other current assets	$ 2,890	$ 224	$ 107